Operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating expenses
Payroll and employee benefits	$ 67,720	$ 41,456
Facilities	5,000	3,360
Billing	9,140	6,346
Professional fees	3,561	3,100
Outbound freight	4,157	2,165
Vehicle fuel and maintenance	4,166	2,905
Bank and credit card fees	1,752	989
Technology	1,461	814
Insurance	1,651	1,609
All other	4,616	2,459
Total operating expenses	$ 103,224	$ 65,203